Recent Accounting Pronouncements - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets	$ 2,169,476	$ 1,241,172
Liabilities, current	289,652	85,740
Long term debt, non current	990,558	661,340
Total liabilities	1,292,015	762,894
Accounting Standards Update 2015-03 [Member] | Reclassification Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets	(1,700)	(1,800)
Non current assets	(1,700)	(1,800)
Long term debt, current	(600)	(100)
Liabilities, current	(600)	(100)
Long term debt, non current	(1,100)	(1,700)
Total liabilities	$ (1,700)	$ (1,800)